PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
IPO distribution service and promotional and advertisement service receivables	$ 5,197,266	$ 2,707,740
Wealth management service fees receivables	2,666,704	1,823,331
Advances to employees	2,392,161	2,190,106
Prepaid data and IT service expenses	2,051,802	2,741,338
Prepaid income tax	1,084,146	2,178,658
Prepaid professional service fees	822,870	1,008,341
Interest receivables from term deposits	732,696	611,083
Prepaid marketing expenses	703,045	552,565
Rental and other deposits	693,558	611,140
Input VAT receivables	137,066	569,813
Others	1,148,505	2,942,065
Total	$ 17,629,819	$ 17,936,180